Common Stock Warrants Outstanding - Additional Information (Detail) - USD ($)				9 Months Ended	12 Months Ended
	Aug. 13, 2018	Jan. 30, 2018	Dec. 08, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 11, 2017	Aug. 09, 2017	Mar. 31, 2017	May 04, 2016
Class Of Warrant Or Right [Line Items]
Class of warrant or rights, first exercisable date			Jun. 05, 2018
Class of warrant or rights, expiration date			Dec. 05, 2022
Common stock warrants outstanding, intrinsic value					$ 0
Exercise price of unregistered warrants	$ 4.53	$ 4.53	$ 25.50				$ 45.00	$ 45.00	$ 75.00	$ 117.00
Class of warrant or rights, term	5 years	5 years
Maximum [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants to purchase shares of common stock		1,095,153
Subsequent Event [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 4.53	$ 4.53
Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued			8,208	4,406,731	128,029	363,021
Class of warrant or rights, first exercisable date					Jun. 05, 2018
Class of warrant or rights, expiration date					Dec. 05, 2022
Warrants [Member] | Subsequent Event [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants		$ 15.00
Class of warrant or rights, term		5 years
Warrants [Member] | Subsequent Event [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants to purchase shares of common stock		1,095,153